Segment Information (Information About Operating Segments) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) division	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Number of geographical divisions | division	3
Net sales	$ 8,698	$ 8,284	$ 8,762
Segment assets	10,663	9,599	10,050
Depreciation and amortization	247	247	237
Capital expenditures	498	473	354
Segment income	$ 1,024	997	913
Non-reportable segments
Segment Reporting Information [Line Items]
Description of Company's non-reportable segments	Non-reportable segments include the Company’s aerosol can businesses in North America and Europe, the Company's food can business in North America, the Company’s promotional packaging business in Europe and the Company’s tooling and equipment operations in the U.S. and United Kingdom.
Operating segments
Segment Reporting Information [Line Items]
Net sales	$ 7,497	7,148	7,461
Segment assets	9,203	7,985	8,294
Depreciation and amortization	224	217	213
Capital expenditures	444	436	319
Segment income	1,137	1,108	1,062
Operating segments | Americas Beverage
Segment Reporting Information [Line Items]
Net sales	2,928	2,757	2,771
Segment assets	3,253	2,886	2,977
Depreciation and amortization	95	92	93
Capital expenditures	167	220	119
Segment income	470	456	431
Operating segments | European Beverage
Segment Reporting Information [Line Items]
Net sales	1,457	1,420	1,504
Segment assets	1,631	1,381	1,461
Depreciation and amortization	35	32	27
Capital expenditures	109	94	97
Segment income	235	240	223
Operating segments | European Food
Segment Reporting Information [Line Items]
Net sales	1,935	1,855	1,984
Segment assets	2,964	2,557	2,723
Depreciation and amortization	52	53	53
Capital expenditures	45	42	35
Segment income	264	260	263
Operating segments | Asia Pacific
Segment Reporting Information [Line Items]
Net sales	1,177	1,116	1,202
Segment assets	1,355	1,161	1,133
Depreciation and amortization	42	40	40
Capital expenditures	123	80	68
Segment income	168	152	145
Intersegment sales
Segment Reporting Information [Line Items]
Net sales	222	265	267
Intersegment sales | Reportable segments [Member]
Segment Reporting Information [Line Items]
Net sales	106	112	167
Intersegment sales | Americas Beverage
Segment Reporting Information [Line Items]
Net sales	34	50	71
Intersegment sales | European Beverage
Segment Reporting Information [Line Items]
Net sales	2	3	1
Intersegment sales | European Food
Segment Reporting Information [Line Items]
Net sales	70	59	93
Intersegment sales | Asia Pacific
Segment Reporting Information [Line Items]
Net sales	0	0	2
Intersegment sales | Non-reportable segments
Segment Reporting Information [Line Items]
Net sales	116	153	100
Non-reportable segments | Non-reportable segments
Segment Reporting Information [Line Items]
Net sales	1,201	1,136	1,301
Segment assets	1,039	1,034	984
Depreciation and amortization	19	18	18
Capital expenditures	27	23	29
Segment income	123	123	153
Corporate and unallocated items
Segment Reporting Information [Line Items]
Segment assets	421	580	772
Depreciation and amortization	4	12	6
Capital expenditures	$ 27	$ 14	$ 6